UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08283

Morgan Stanley Fund of Funds – Domestic Portfolio
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-762-4000

Date of fiscal year end:	September 30, 2005

Date of reporting period:	June 30, 2005

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Fund of Funds - Domestic Portfolio

Portfolio of Investments June 30, 2005 (unaudited)

NUMBER OF SHARES			VALUE
	COMMON STOCKS (99.4%)
70,187	Morgan Stanley Aggressive Equity Fund*		$705,383
74,095	Morgan Stanley Biotechnology Fund		1,080,302
76,521	Morgan Stanley Capital Opportunities Trust*		1,212,089
99,914	Morgan Stanley Convertible Securities Trust		1,587,629
101,835	Morgan Stanley Developing Growth Securities Trust*		2,410,440
95,998	Morgan Stanley Dividend Growth Securities Inc.		3,315,761
108,791	Morgan Stanley Equally-Weighted S&P 500 Fund		4,109,036
135,890	Morgan Stanley Financial Services Trust		1,971,761
47,151	Morgan Stanley Global Advantage Fund*		399,839
143,422	Morgan Stanley Growth Fund*		1,867,358
22,065	Morgan Stanley Health Sciences Trust		394,076
108,540	Morgan Stanley Income Builder Fund		1,231,928
367,471	Morgan Stanley Information Fund*		3,612,246
103,110	Morgan Stanley Nasdaq-100 Index Fund*		884,685
39,470	Morgan Stanley Natural Resource Development Securities Inc.		841,510
67,219	Morgan Stanley Real Estate Fund		1,238,178
361,952	Morgan Stanley S&P 500 Index Fund		4,723,474
92,203	Morgan Stanley Special Growth Fund*		1,721,442
85,658	Morgan Stanley U. S. Government Securities Trust		791,478
22,220	Morgan Stanley Utilities Fund		327,962
313,923	Morgan Stanley Value Fund		4,168,895

	TOTAL INVESTMENTS
	(Cost $33,153,945) (a)	99.4%	38,595,472

	OTHER ASSETS IN EXCESS OF LIABILITIES	0.6	248,054

	NET ASSETS	100.0%	$38,843,526

*	Non-income producing security.
(a)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $6,023,819 and the aggregate gross unrealized depreciation is $582,292, resulting in net unrealized appreciation of $5,441,527.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Fund of Funds – Domestic Portfolio

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 23, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 23, 2005